Convertible Bond and Detachable Warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended
	Jan. 24, 2023 USD ($) $ / shares	Jun. 26, 2022 USD ($) $ / shares	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥) shares	Jun. 07, 2023 $ / shares	Oct. 25, 2022 $ / shares	Aug. 29, 2022 $ / shares	Jun. 30, 2022 shares	Mar. 01, 2022 $ / shares
Convertible Bond and Detachable Warrants (Details) [Line Items]
Offering cost (in Dollars)		$ 3,000
Principal amount percentage		8.00%		125.00%
Net proceeds (in Dollars)		$ 2,635
Bond matures, description				The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.
Percentage of conversion price per annum				12.00%
Adjustments conversion price (in Dollars)				$ 20
Price per ordinary share | $ / shares	$ 1.3						$ 0.7	$ 2.3	$ 4.5		$ 6
Outstanding principle (in Dollars)	$ 2,650
Fair value of the bond after amendment (in Dollars)	$ 3,240
Ordinary shares issued (in Shares) | shares						1,873,822
Conversion of share principle amount (in Dollars)			$ 300
Cash total (in Dollars)					$ 774
Purchase an aggregate shares (in Shares) | shares				31,730,770
Warrants issuance amount (in Yuan Renminbi) | ¥						¥ 11,020
Series A Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price | $ / shares		$ 81
Series B Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price | $ / shares		20
Series C Warrant [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Exercise price | $ / shares		$ 81
Warrant Liability [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Warrant liability (in Yuan Renminbi) | ¥						¥ 11,346
Class A Ordinary Shares [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Ordinary shares issued (in Shares) | shares			575,811
Bond [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Percentage of weighted average price						100.00%
Securities Purchase Agreement [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Conversion price per ordinary share | $ / shares	$ 1.3						$ 1.3	$ 2.3	$ 4.5		$ 6
convertible Bond [Member]
Convertible Bond and Detachable Warrants (Details) [Line Items]
Accrued interest (in Dollars)			$ 28